Fair Value Measurements - Fair Value, liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative liabilities	$ 1,013,682	$ 183,451	$ 0
Level 1
Derivative liabilities	0	0
Level 2
Derivative liabilities	0	0
Level 3
Derivative liabilities	1,013,682	183,451
Total Carrying Value
Derivative liabilities	$ 1,013,682	$ 183,451